UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2019                (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2019

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 8.8%
Beazer Homes USA, Inc.*,1	16,918	$205,046
Callaway Golf Co.[1]	16,087	276,857
Chegg, Inc.*,1	10,485	415,521
Five Below, Inc.*	4,043	486,575
Johnson Outdoors, Inc., Class A	2,379	156,158
Kirkland’s, Inc.*	12,964	151,419
RTW RetailWinds, Inc.*	55,315	168,158
Skyline Champion Corp.	8,720	173,179
Total Consumer Discretionary		2,032,913
Consumer Staples - 1.6%
B&G Foods, Inc.[1]	6,452	158,848
Central Garden & Pet Co., Class A*	5,620	156,517
SunOpta, Inc. (Canada)*	25,185	65,481
Total Consumer Staples		380,846
Energy - 2.8%
Aspen Aerogels, Inc.*	53,192	184,044
Matador Resources Co.*,1	7,048	131,093
Profire Energy, Inc.*	47,853	89,485
TETRA Technologies, Inc.*	97,804	233,752
Total Energy		638,374
Financials - 5.8%
Atlas Financial Holdings, Inc.*	22,970	208,568
Baycom Corp.*	10,147	234,091
Cowen, Inc.*,1	17,116	264,956
Evercore, Inc., Class A	2,290	210,909
HCI Group, Inc.[1]	5,112	235,970
Heritage Insurance Holdings, Inc.	13,226	197,332
Total Financials		1,351,826
Health Care - 30.7%
Antares Pharma, Inc.*	68,370	245,448
Apyx Medical Corp.*	34,786	244,198
BioDelivery Sciences International, Inc.*	46,189	224,940
BioLife Solutions, Inc.*	25,764	491,062
BioScrip, Inc.*	56,160	182,520
Cerus Corp.*,1	48,378	314,941
Codexis, Inc.*,1	17,571	379,885
CryoPort, Inc.*,1	20,838	239,637
Cutera, Inc.*	10,928	187,087
EyePoint Pharmaceuticals, Inc.*	73,927	192,210
Harvard Bioscience, Inc.*	64,523	259,383
Insulet Corp.*,1	4,609	432,831

	Shares	Value
Misonix, Inc.*	11,745	$231,377
Natera, Inc.*	15,718	248,973
Novocure, Ltd. (Jersey)*	8,775	471,305
Nuvectra Corp.*,1	19,595	246,309
Oxford Immunotec Global PLC (United Kingdom)*	16,676	278,322
Recro Pharma, Inc.*	24,658	211,812
SeaSpine Holdings Corp.*	13,099	200,939
Strongbridge Biopharma PLC*,1	52,817	280,987
Tandem Diabetes Care, Inc.*,1	6,445	422,599
Veracyte, Inc.*	31,586	638,353
Vericel Corp.*,1	15,048	281,548
ViewRay, Inc.*	24,663	209,142
Total Health Care		7,115,808
Industrials - 21.8%
ARC Document Solutions, Inc.*	63,297	150,014
Arotech Corp.*	50,875	171,957
Builders FirstSource, Inc.*	14,749	205,454
CECO Environmental Corp.*,1	26,871	204,757
Columbus McKinnon Corp.	6,630	248,293
Ducommun, Inc.*	6,819	289,330
Ennis, Inc.	9,663	204,856
Gencor Industries, Inc.*	8,741	116,343
Graham Corp.	9,494	215,039
LB Foster Co., Class A*	11,405	197,420
LSI Industries, Inc.	27,802	93,415
Luxfer Holdings PLC (United Kingdom)[1]	13,648	256,719
Manitex International, Inc.*	27,652	211,261
Patrick Industries, Inc.*,1	6,369	287,942
RADA Electronic Industries, Ltd. (Israel)*	57,905	161,555
Radiant Logistics, Inc.*	58,071	371,074
Sterling Construction Co., Inc.*	24,065	351,590
Tecogen, Inc.*	36,429	144,987
Titan Machinery, Inc.*	15,122	290,494
Transcat, Inc.*	6,072	139,656
Ultralife Corp.*	22,340	237,474
USA Truck, Inc.*	13,196	226,971
Willdan Group, Inc.*	6,928	262,433
Total Industrials		5,039,034
Information Technology - 22.7%
Attunity, Ltd. (Israel)*	12,430	290,613
AXT, Inc.*,1	38,893	173,463
Bel Fuse, Inc., Class B	9,358	228,803
Benefitfocus, Inc.*,1	5,739	281,900

AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 22.7%
(continued)
Control4 Corp.*	9,150	$164,792
CyberOptics Corp.*	13,683	273,113
EXFO,Inc. (Canada)*	45,847	165,508
Ichor Holdings, Ltd.*,1	9,269	194,371
Identiv, Inc.*	58,546	325,808
Impinj, Inc.*,1	13,449	225,002
Intevac, Inc.*	25,619	162,168
Lantronix, Inc.*	42,808	116,866
Lumentum Holdings, Inc.*	2,765	137,559
Luna Innovations, Inc.*	40,302	129,369
Mimecast, Ltd.*	6,750	325,890
Mitek Systems, Inc.*	34,778	375,950
Model N, Inc.*	14,243	246,404
Novanta, Inc.*	8,176	668,224
Proofpoint, Inc.*	2,528	298,532
Telenav, Inc.*	29,081	173,904
Viavi Solutions, Inc.*	22,634	297,184
Total Information Technology		5,255,423
Materials - 3.0%
Carpenter Technology Corp.	4,043	189,778
Ferro Corp.*	12,251	237,547
Hawkins, Inc.	6,241	257,254
Total Materials		684,579

Utilities - 1.1%
AquaVenture Holdings, Ltd.*	11,562	255,752
Total Common Stocks
(Cost $16,702,840)		22,754,555
Rights - 0.0%#

Health Care - 0.0%#

SteadyMed, Ltd., CVR (Israel)[2,3] (Cost $11,375)	42,924	11,375

Total Rights (Cost $11,375)		11,375

	Principal Amount	Value
Short-Term Investments - 6.9%

Joint Repurchase Agreements - 4.8%[4]

Credit Suisse AG, dated 02/28/19, due 03/01/19, 2.500% total to be received $1,000,069 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 03/05/19 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 02/28/19, due 03/01/19, 2.560% total to be received $112,142 (collateralized by various U.S. Treasuries, 1.125% - 2.250%, 01/15/21 - 02/15/44, totaling $114,377)	112,134	112,134
Total Joint Repurchase Agreements		1,112,134

	Shares
Other Investment Companies - 2.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[5]	157,244	157,244

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[5]	157,245	157,245

JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[5]	162,010	162,010

Total Other Investment Companies		476,499

Total Short-Term Investments
(Cost $1,588,633)		1,588,633

Total Investments - 105.2%
(Cost $18,302,848)		24,354,563

Other Assets, less Liabilities - (5.2)%		(1,207,425)

Net Assets - 100.0%		$23,147,138

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some or all of these securities, amounting to $5,148,749 or 22.2% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on August 31, 2018.
[4]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[5]	Yield shown represents the February 28, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CVR Contingent Value Rights

AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2019:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$22,754,555	—	—	$22,754,555

Rights	—	—	$11,375	11,375

Short-Term Investments

Joint Repurchase Agreements	—	$1,112,134	—	1,112,134

Other Investment Companies	476,499	—	—	476,499

Total Investments in Securities	$23,231,054	$1,112,134	$11,375	$24,354,563

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

At February 28, 2019, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs which generated no change in unrealized appreciation/depreciation.

For the period ended February 28, 2019, there were no transfers in or out of Level 3.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at February 28, 2019, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$5,148,749	$1,112,134	$4,167,931	$5,280,065

The following table summarizes the securities received as collateral for securities lending:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.00% - 8.75%	3/12/19-2/15/48

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date: April 26, 2019

By:	/s/ Thomas Disbrow

Thomas Disbrow, Principal Financial Officer

Date: April 26, 2019